Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Intangible Assets
7 - INTANGIBLE ASSETS

2019	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,338	10,365	6,392	31,095
Additions	674	—	586	1,260
Sales, retirements and other movements	(46)	(154)	(122)	(322)
Currency translation differences	7	—	10	17
At December 31	14,973	10,211	6,866	32,050
Depreciation, depletion and amortisation, including impairments
At January 1	622	3,293	3,594	7,509
Charge for the year	135	876	354	1,365
Sales, retirements and other movements	(1)	(155)	(172)	(328)
Currency translation differences	12	—	6	18
At December 31	768	4,014	3,782	8,564
Carrying amount at December 31	14,205	6,197	3,084	23,486

2018	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,154	10,429	6,106	30,689
Additions	331	—	659	990
Sales, retirements and other movements	(75)	(64)	(253)	(392)
Currency translation differences	(72)	—	(120)	(192)
At December 31	14,338	10,365	6,392	31,095
Depreciation, depletion and amortisation, including impairments
At January 1	492	2,432	3,585	6,509
Charge for the year	173	925	370	1,468
Sales, retirements and other movements	(21)	(64)	(275)	(360)
Currency translation differences	(22)	—	(86)	(108)
At December 31	622	3,293	3,594	7,509
Carrying amount at December 31	13,716	7,072	2,798	23,586

Goodwill at December 31, 2019, principally related to the acquisition of BG Group plc in 2016, allocated to Integrated Gas ($4,897 million) and Upstream ($5,967 million) at the operating segment level, and to Pennzoil-Quaker State Company ($1,609 million), a lubricants business in the Downstream segment based largely in North America. Information on annual impairment testing is included in Note 8.